Operating Revenue - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Brokerage income
Brokerage income subtotal	¥ 1,215,434	$ 186,273	¥ 982,124	¥ 503,547
Other income	4,788	734	11,195	5,281
Total operating revenue	1,220,222	$ 187,007	993,319	508,828
Life and Health insurance business
Brokerage income
Brokerage income subtotal	1,166,118		902,596	371,011
Property and Casualty insurance business
Brokerage income
Brokerage income subtotal	¥ 49,316		¥ 79,528	¥ 132,536